Property, plant and equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 181,393
Property, plant and equipment	218,649	$ 181,393
Additions to property, plant, and equipment	(137,400)	(32,269)	[1]	$ (24,701)	[1]
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	263,648	217,372
Additions	128,371	74,394
Divestments and disposals	(47,732)	(1,523)
Reclassifications	(56,899)	51,534
Decrease through classified as held for sale, property, plant and equipment		(61,924)
Effect of foreign currency exchange rate differences	(3,385)	(16,205)
Property, plant and equipment	284,003	263,648		217,372
Cash-settled additions	109,141	30,881
Amounts payable, related party transactions	28,259	1,388
Additions to property, plant, and equipment	(137,400)
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(82,255)	(81,861)
Divestments and disposals	45,231	494
Impairment loss	(22,983)
Reclassifications	9,873	0
Decrease through classified as held for sale, property, plant and equipment		10,376
Effect of foreign currency exchange rate differences	231	6,973
Depreciation expense	(15,451)	(18,237)
Property, plant and equipment	(65,354)	(82,255)		(81,861)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,060
Property, plant and equipment	6,207	3,060
Buildings and land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,070	52,230
Additions	4,699	2,789
Divestments and disposals	(313)	(604)
Reclassifications	433	(1,976)
Decrease through classified as held for sale, property, plant and equipment		(44,342)
Effect of foreign currency exchange rate differences	27	(4,027)
Property, plant and equipment	8,916	4,070		52,230
Buildings and land | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,010)	(4,712)
Divestments and disposals	25	47
Impairment loss	0
Reclassifications	(6)	195
Decrease through classified as held for sale, property, plant and equipment		5,623
Effect of foreign currency exchange rate differences	(3)	938
Depreciation expense	(1,715)	(3,101)
Property, plant and equipment	(2,709)	(1,010)		(4,712)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	94,439
Property, plant and equipment	118,902	94,439
Machinery and equipment | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	175,684	137,476
Additions	81,253	13,434
Divestments and disposals	(47,419)	(919)
Reclassifications	(27,606)	53,477
Decrease through classified as held for sale, property, plant and equipment		(17,582)
Effect of foreign currency exchange rate differences	(967)	(10,202)
Property, plant and equipment	180,945	175,684		137,476
Machinery and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(81,245)	(77,149)
Divestments and disposals	45,206	447
Impairment loss	(22,381)
Reclassifications	9,879	(195)
Decrease through classified as held for sale, property, plant and equipment		4,753
Effect of foreign currency exchange rate differences	234	6,035
Depreciation expense	(13,736)	(15,136)
Property, plant and equipment	(62,043)	(81,245)		(77,149)
Machinery under development
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	83,894
Property, plant and equipment	93,540	83,894
Machinery under development | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	83,894	27,666
Additions	42,419	58,171
Divestments and disposals	0	0
Reclassifications	(29,726)	33
Decrease through classified as held for sale, property, plant and equipment		0
Effect of foreign currency exchange rate differences	(2,445)	(1,976)
Property, plant and equipment	94,142	83,894		27,666
Machinery under development | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	0
Divestments and disposals	0	0
Impairment loss	(602)
Reclassifications	0	0
Decrease through classified as held for sale, property, plant and equipment		0
Effect of foreign currency exchange rate differences	0	0
Depreciation expense	0	0
Property, plant and equipment	(602)	0		$ 0
Property, Plant and Equipment for Vehicles | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Reclassifications	$ 47,026	$ 51,039

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.